Osterweis Strategic Income Fund (Prospectus Summary) | Osterweis Strategic Income Fund
Osterweis Strategic Income Fund
Investment Objective
The Osterweis Strategic Income Fund (the "Fund") seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Strategic Income Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Osterweis Strategic Income Fund Investor Class
Management Fees		0.78%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Osterweis Strategic Income Fund Investor Class	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies
The Osterweis Strategic Income Fund invests primarily in income bearing securities, including a wide range of debt and dividend-paying equity securities. Osterweis
Capital Management, LLC (the "Adviser") takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities (e.g., investment grade or non-investment grade) and maturities (e.g., long-term, immediate or short-term). The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and sector trend review, and is not constrained by any particular duration or credit quality targets. The Fund's fixed income investments may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody's), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets)
and/or depositary receipts and preferred stock. The Fund may also invest up to 100%
of its assets in foreign debt (including emerging markets) and/or depositary receipts.
The Fund's allocation among various fixed income securities will be made on the basis of the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment. The Fund will, at times, be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term)
and credit qualities (e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

The Adviser may sell a security when it believes doing so is appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of the effect on the Fund's portfolio turnover rate.
Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the
Osterweis Strategic Income Fund:
·  General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objectives.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Interest Rate Risk: The risk that interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or interest rates may fall resulting in an increase in the value of such securities.

·  Credit Risk: The risk that issuers of fixed income securities in which the
   Fund invests experience unanticipated financial problems causing their securities to decline in value.

·  High Yield Securities ("Junk Bond") Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

·  Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due.

·  Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk.
   This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

·  Non-Diversification Risk: The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of any given issuer. As a result, the Fund's shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns over time compare with a domestic broad-based market index. The Fund's past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.osterweis.com.
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Osterweis Strategic Income Fund Calendar Year Total Returns	[1]

Best Quarter: 2Q, 2009 8.00% Worst Quarter: 4Q, 2008 -6.19% The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Osterweis Strategic Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Return Before Taxes	4.06%	6.94%	7.97%	Aug. 30, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	1.85%	4.66%	5.69%	Aug. 30, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.74%	4.60%	5.54%	Aug. 30, 2002
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.45%	Aug. 30, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Osterweis Strategic Income Fund's calendar year-to-date return as of June 30, 2012 was 3.74%.